UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	(RAT)	Principal amount	Value

Delaware (0.4%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.88%, 10/1/38	VMIG1	$745,000	$745,000

			745,000
Guam (1.0%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	1,000,000	1,106,410

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	450,000	480,303

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	350,000	369,880

			1,956,593
New York (0.6%)

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Group B), Ser. B, 5.00%, 2/15/34	AAA	1,000,000	1,176,210

			1,176,210
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. F, 0.82%, 1/1/28	VMIG1	500,000	500,000

			500,000
Pennsylvania (93.7%)

Allegheny Cnty., G.O. Bonds
Ser. C-72, 5.25%, 12/1/33	AA-	2,230,000	2,639,941
Ser. C76, 5.00%, 11/1/41	AA-	1,000,000	1,153,810

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A	1,000,000	1,104,750

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	541,895
(Duquesne U. of the Holy Spirit), 5.00%, 3/1/33 (Prerefunded 3/1/18)	A2	1,000,000	1,020,430
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB	1,180,000	1,285,704
(Duquesne U. of the Holy Spirit), Ser. A, 5.00%, 3/1/19	A2	300,000	317,610

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	Aa3	2,000,000	2,169,740
Ser. A, 5.00%, 10/15/31	Aa3	1,000,000	1,119,000

Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	308,178

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A+	1,000,000	1,105,470

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	A+	2,000,000	2,163,480

Butler, Area School Dist. G.O. Bonds, 5.25%, 10/1/26	A+	1,500,000	1,564,350

Cap. Region Wtr. Rev. Bonds
(Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,309,560
Ser. A, BAM, 5.00%, 7/15/29	AA	1,235,000	1,478,937

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5.00%, 2/15/26	AA	115,000	115,342

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5.00%, 12/15/37	Aa2	2,000,000	2,227,600

Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,201,950

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	551,490
5.00%, 11/15/41	A	800,000	886,584

Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	898,140

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	225,000	229,696
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	162,806

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,054,770

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6.00%, 11/1/31	A-	1,000,000	1,070,270

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	730,000	739,103
(Dickinson College), 5.00%, 5/1/37	A+	1,000,000	1,156,520
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,151,460
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	788,095

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,654,905

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A	785,000	846,560
5.00%, 6/1/35	A	475,000	540,080

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,254,240

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40	A	800,000	861,296

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	654,432
5.00%, 7/1/25	Baa2	500,000	558,960

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.)
5.00%, 7/1/34	Baa3	200,000	214,536
5.00%, 7/1/30	Baa3	410,000	449,799

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	Aa3	1,480,000	1,508,268
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	20,000	20,409

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,059,820
(Mercyhurst College), 5.35%, 3/15/28 (Prerefunded 9/15/18)	BBB-	1,000,000	1,045,610
(Gannon U.), 5.00%, 5/1/34	BBB+	750,000	808,163

Erie, Wtr. Auth. Rev. Bonds, 5.00%, 12/1/43	A2	1,000,000	1,135,200

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,144,780

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.)
Ser. A-1, 5.00%, 2/15/45	Aa2	1,000,000	1,147,420
Ser. A-2, 5.00%, 2/15/39	Aa2	2,155,000	2,508,980

Harrisburg, Wtr. Auth. Rev. Bonds
5.125%, 7/15/28	A+	895,000	915,334
5.125%, 7/15/28 (Prerefunded 7/15/18)	AAA/P	105,000	108,820

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,094,860

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,076,960

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	333,348
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,123,450

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.81%, 7/1/34	A-1	1,600,000	1,600,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,053,740

Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,043,090

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5.00%, 4/15/29 (Prerefunded 4/15/18)	A1	1,000,000	1,025,490

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	552,265

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,164,418

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A
5.00%, 7/1/30	A1	350,000	410,690
AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	1,360,000	1,406,430

Lehigh Cnty., Indl. Dev. Auth.
Mandatory Put Bonds (9/1/22) (Elec. Util. Corp.) Ser. A, 1.80%, 9/1/29(FWC)	A1	1,000,000	1,002,380
Mandatory Put Bonds (8/15/22) (Elec. Util. Corp.) Ser. B, 1.80%, 2/15/27	A1	1,000,000	1,002,350

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,362,700

Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,126,460

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	2,000,000	2,126,620

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5.75%, 12/15/39	A-	1,750,000	1,865,325

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,123,420

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,060,600
5.25%, 4/1/30	BBB	1,060,000	1,120,961

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,035,406

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,079,180
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,708,350
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,385,150

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	2,250,000	2,307,780

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/35 (Prerefunded 8/15/18)	A3	2,000,000	2,087,620

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Moravian College), 5.00%, 7/1/31	BBB+	500,000	553,530

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	264,485

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,589,865

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,183,457

PA State G.O. Bonds, Ser. 1, 5.00%, 11/15/30	Aa3	1,500,000	1,705,935

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,126,640
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	283,295
(Forum PL), 5.00%, 3/1/34	A+	2,000,000	2,229,820
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	Aa3	1,000,000	1,139,210
(Unemployment Compensation), Ser. B, 5.00%, 7/1/21	Aaa	1,000,000	1,015,320

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	560,065

PA State Econ. Dev. Fin. Auth. Solid Waste Disp.
Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2.25%, 7/1/41	A-2	750,000	758,970
Mandatory Put Bonds (1/2/18) (Republic Services, Inc.), Ser. A, 1.25%, 4/1/19	A-2	500,000	500,000

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,457,414
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	781,373

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	718,920

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	1,000,000	1,107,660
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	484,660
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	721,672
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,094,090
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35	Baa3	250,000	263,590
(Indiana U.), Ser. A, 5.00%, 7/1/32	BBB+	500,000	543,605
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	566,590
(Thomas Jefferson U.), 5.00%, 3/1/32	A+	500,000	570,590
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,134,110
(Philadelphia U.), 5.00%, 6/1/30	BBB+	200,000	200,504
(Philadelphia U.), 5.00%, 6/1/22	BBB+	330,000	330,868

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,028,260
Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	939,780

PA State Indl. Dev. Auth. Rev. Bonds
5.50%, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,822,059
U.S. Govt. Coll., 5.50%, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	254,259

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/34	AA	1,220,000	1,385,847
(Delaware Cnty. Cmnty. College), AGM, 5.00%, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,279,838

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/46	A1	500,000	564,435
Ser. C, 5.00%, 12/1/44	A1	500,000	565,630
(Motor License Fund), 5.00%, 12/1/42	A2	1,000,000	1,107,930
Ser. B-1, 5.00%, 6/1/42	A3	675,000	761,461
Ser. A, 5.00%, 12/1/38	A1	600,000	686,742
(Motor License Fund), Ser. A1, 5.00%, 12/1/38	A2	2,000,000	2,145,540
5.00%, 6/1/36	A3	2,000,000	2,260,980
stepped-coupon zero % (4.75%, 12/1/21), 12/1/37(STP)	A2	1,000,000	921,100
stepped-coupon zero % (4.50%, 12/1/21), 12/1/34(STP)	A2	2,250,000	2,067,998

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5.00%, 12/1/28 (Prerefunded 12/1/18)	AA	1,290,000	1,355,996
Ser. B, 5.00%, 12/1/26	A2	500,000	607,100
Ser. C, zero %, 12/1/38	AA	3,000,000	1,403,310

PA State U. Rev. Bonds, Ser. A
5.00%, 9/1/37	Aa1	1,970,000	2,371,939
5.00%, 9/1/34	Aa1	1,750,000	2,062,165

Philadelphia, G.O. Bonds, Ser. A, 5.00%, 8/1/37	A+	500,000	573,565

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,655,310

Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A+	1,500,000	1,696,380

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Global Leadership Academy), 6.375%, 11/15/40	BB	945,000	989,613

Philadelphia, Auth. for Indl. Dev. Hosp. Rev. Bonds (Children's Hosp. of Philadelphia), 4.00%, 7/1/35	Aa2	750,000	798,885

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	840,674
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	1,000,000	1,152,630
5.00%, 8/1/33	A	1,645,000	1,889,875
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,519,700

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.82%, 7/1/25	VMIG1	1,880,000	1,880,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5.00%, 4/15/26	A+	1,000,000	1,122,980

Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,109,910
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,108,860

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,717,530
Ser. A, 5.00%, 10/1/36	A1	1,350,000	1,588,262
Ser. B, 5.00%, 11/1/31	A1	250,000	301,743
5.00%, 10/1/30	A1	530,000	632,645

Pittsburgh, G.O. Bonds
5.00%, 9/1/35	A1	300,000	353,142
5.00%, 9/1/34	A1	550,000	650,040
BAM, 5.00%, 9/1/25	AA	1,000,000	1,198,300
Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,448,350

Reading, G.O. Bonds, AGM, 5.00%, 11/1/29	A2	2,000,000	2,150,800

Reading, School Dist. G.O. Bonds
AGM, 5.00%, 3/1/38	AA	1,250,000	1,447,238
Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,141,120

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5.00%, 1/1/38 (Prerefunded 7/1/18)	A2	750,000	775,605

State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	868,410

State Pub. School Bldg. Auth. Rev. Bonds (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	861,705

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6.50%, 1/1/38	Baa3	575,000	583,562
5.00%, 1/1/27	Baa3	350,000	372,554

Upper Merion Area School Dist. G.O. Bonds, 5.00%, 1/15/33	Aa1	600,000	703,308

Upper Moreland Twp., School Dist. G.O. Bonds, AGC, 5.00%, 9/1/28 (Prerefunded 9/1/17)	Aa2	800,000	800,000

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5.125%, 4/1/31 (Prerefunded 10/1/18)	AA	1,500,000	1,568,445

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	534,650

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	300,950

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton)
5.00%, 11/1/40	A-	500,000	547,045
5.00%, 11/1/35	A-	1,000,000	1,097,624

			171,693,353
Puerto Rico (1.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	1,360,000	1,359,891

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/18	A	65,000	66,865
NATL, U.S. Govt. Coll., 5.50%, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,490,204

			2,916,960
Texas (1.3%)

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,000,000	2,332,760

			2,332,760
TOTAL INVESTMENTS

Total investments (cost $172,024,264)			$181,320,876

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $183,274,693.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	20.3%
	Education	15.7
	Utilities	14.7
	Local debt	13.3
	Prerefunded	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$181,320,876	$—

Totals by level	$—	$181,320,876	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017